Organization And Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Derivative Liabilities At Fair Value

(in thousands):	March 31, 2013	December 31, 2012
Series C preferred embedded derivative	$7,416	$7,205
Warrant derivative	8,836	8,730

	$16,252	$15,935

	December 31,	December 31,
	2012	2011
Series C preferred embedded derivative	$7,205	$—
Warrant derivative	8,730	—

Derivative liability, at fair value	$15,935	$—

Schedule Of Financial Liabilities Carried At Fair Value

	Fair Value at March 31, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,416	$—	$—	$7,416
Warrant derivative	8,836	—	—	8,836

	$16,252	$—	$—	$16,252

	Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$—	$—	$7,205
Warrant derivative	8,730	—	—	8,730

	$15,935	$—	$—	$15,935

	Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$—	$—	$7,205
Warrant derivative	8,730	—	—	8,730

	$15,935	$—	$—	$15,935

	Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$—	$—	$—	$—
Warrant derivative	—	—	—	—

	$—	$—	$—	$—

Schedule Of Assets Or Liabilities Measured On Recurring Basis

	Three months ending March 31, 2013			Three months ending March 31, 2012
	Series C preferred embedded derivative	Warrant derivative		Series C preferred embedded derivative	Warrant derivative
Fair value at beginning of period	7,205	8,730	$15,935	—	—	$—
Net unrealized (gains) losses, included in other income (loss)	211	106	317	934	279	1,213
Purchases, sales, issuances and settlements, net	—	—	—	7,075	8,614	15,689
Gross transfers in	—	—	—	—	—	—
Gross transfers out	—	—	—	—	—	—

Fair Value at end of period	7,416	8,836	$16,252	8,009	8,893	$16,902

Changes in realized (gains) losses, included in income on instruments held at end of period	—	—	$—	—	—	$—
Changes in unrealized (gains) losses, included in income on instruments held at end of period	211	106	$317	934	279	$1,213

	Fair Value at 12/31/2011	Net Unrealized Gains (Losses) Included in Other Income (loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Fair Value at 12/31/2012	Changes in Realized Gains (Losses) Included in Income on Instruments Held at 12/31/2012	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at 12/31/2012
Series C preferred embedded derivative	$—	$(130)	$7,075	$—	$—	$7,205	$—	$(130)
Warrant derivative	—	(117)	8,613	—	—	8,730	—	(117)

	$—	$(247)	$15,688	$—	$—	$15,935	$—	$(247)

The Carrying Value And Estimated Fair Value Of Debt

	Carrying Value		Estimated Fair Value
	3/31/2012	12/31/2012	3/31/2013	12/31/2012

Continuing operations	$91,386	$89,509	$93,167	$93,816
Discontinued operations	39,977	43,312	41,233	45,343

Total	$131,363	$132,821	$134,400	$139,159

	Carrying Value		Estimated Fair Value
	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Continuing operations	$89,509	$87,460	$93,816	$88,359
Discontinued operations	43,312	78,385	45,343	80,087

Total	$132,821	$165,845	$139,159	$168,446